Simplify Propel Opportunities ETF
Schedule of Investments
March 31, 2023 (Unaudited)
1
Shares Value
Common Stocks – 84.6%
Communication Services – 2.1%
Telesat Corp.* ............................................................ 290,781 $ 2,500,717
Energy – 21.2%
Plains GP Holdings LP, Class A* .............................................. 1,372,360 25,045,570
Health Care – 61.3%
Achieve Life Sciences, Inc.* ................................................. 217,845 990,105
Akero Therapeutics, Inc.* ................................................... 212,477 5,367,169
Applied Therapeutics, Inc.* .................................................. 2,817,505 19,159,034
Ardelyx, Inc.* ............................................................. 350,000 2,555,000
Athira Pharma, Inc.* ....................................................... 1,492,792 4,090,250
Avidity Biosciences, Inc.* ................................................... 125,000 3,190,000
Chinook Therapeutics, Inc.* ................................................. 25,000 9,750
Cybin, Inc.* .............................................................. 500,000 206,750
Day One Biopharmaceuticals, Inc.* ........................................... 175,018 2,891,297
Eiger BioPharmaceuticals, Inc.* .............................................. 90,000 450,000
Fulcrum Therapeutics, Inc.* ................................................. 465,000 4,389,600
Kura Oncology, Inc.* ....................................................... 80,000 1,706,400
Kymera Therapeutics, Inc.* .................................................. 30,515 1,226,703
Madrigal Pharmaceuticals, Inc.* .............................................. 23,294 6,220,430
Marinus Pharmaceuticals, Inc.* .............................................. 150,000 1,356,000
Mirum Pharmaceuticals, Inc.* ................................................ 70,000 1,758,400
Phathom Pharmaceuticals, Inc.* .............................................. 521,935 5,542,950
Sutro Biopharma, Inc.* ..................................................... 120,000 678,000
Syndax Pharmaceuticals, Inc.* ............................................... 50,000 1,190,000
Trevi Therapeutics, Inc.* .................................................... 200,000 690,000
TScan Therapeutics, Inc.* ................................................... 1,046,916 8,312,513
X4 Pharmaceuticals, Inc.* ................................................... 400,000 556,000
72,536,351
Total Common Stocks (Cost $77,040,901) .......................................... 100,082,638
Exchange-Traded Funds – 4.6%
Fixed Income Funds – 4.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF ........................... 4,456 485,348
iShares MBS ETF ......................................................... 22,400 2,070,208
Simplify Enhanced Income ETF(a) ............................................ 120,221 2,933,392
Total Exchange-Traded Funds (Cost $5,583,047) .................................... 5,488,948
Principal
Corporate Bonds – 2.8%
Communications – 2.8%
Telesat Canada / Telesat LLC, 5.63%, 12/6/2026, 144A(b) ......................... $ 2,700,000 1,601,409
Telesat Canada / Telesat LLC, 6.50%, 10/15/2027, 144A(b) ........................ 4,124,000 1,752,700
Total Corporate Bonds (Cost $3,927,083) ........................................... 3,354,109
Shares
Closed-End Funds – 1.3%
Equity Funds – 1.3%
Kayne Anderson Energy Infrastructure Fund
(Cost $1,177,582) ....................................................... 147,033 1,471,800

Simplify Propel Opportunities ETF
Schedule of Investments
(Continued)
March 31, 2023 (Unaudited)
2
††
The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.
Shares Value
Money Market Funds – 0.2%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 5.20%(c)
(Cost $211,541) ......................................................... 211,541 $ 211,541
Total Investments – 93.5%
(Cost $87,940,154) ............................................................ $ 110,609,036
Other Assets in Excess of Liabilities – 6.5% ........................................... 7,662,858
Net Assets – 100.0% ............................................................ $ 118,271,894
* Non Income Producing
(a) Affiliated fund managed by Simplify Asset Management Inc.
(b) Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased)
subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid.
Total fair value of Rule 144A securities amounts to $3,354,109, which represents 2.8% of net assets as of March 31, 2024.
(c) Rate shown reflects the 7-day yield as of March 31, 2024.
Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital Gain
Distributions
Simplify
Enhanced
Income ETF $ — $ 3,002,520 $ — $ — $ (69,128) $ 2,933,392 120,221 $ 139,456 $ —
Summary of Investment Type††
Industry
% of Net
Assets
Common Stocks ................................................................................. 84.6%
Exchange-Traded Funds ........................................................................... 4.6%
Corporate Bonds ................................................................................. 2.8%
Closed-End Funds ............................................................................... 1.3%
Money Market Funds ............................................................................. 0.2%
Total Investments ................................................................................ 93.5%
Other Assets in Excess of Liabilities .................................................................. 6.5%
Net Assets ..................................................................................... 100.0%